Investment Strategy - DWS Short-Term Municipal Bond Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal market conditions, the fund invests at least 80% of its assets, determined at the time of purchase, in municipal securities that pay interest exempt from regular federal income tax. Municipal securities are debt securities issued by states and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from regular federal income tax. The fund may invest without limit in municipal securities that pay interest that is taxable under the federal alternative minimum tax (AMT). The fund invests in securities of varying maturities and intends to maintain a dollar-weighted average effective portfolio maturity of no longer than three years. In determining the dollar-weighted average effective portfolio maturity, portfolio management uses a security’s stated maturity or, if applicable, an earlier date on which portfolio management believes it is probable that the security will be repaid pursuant to a maturity-shortening feature of the security. Portfolio management might use a security’s effective maturity where, for example, market conditions favor a buyer exercising a put option (i.e., an option to sell a bond back to the issuer prior to its maturity) or an issuer exercising a call option (i.e., an option to redeem a bond prior to its maturity) or a principal prepayment provision (i.e., a provision allowing an issuer to repay principal before the stated maturity date). A security’s effective maturity can be substantially shorter than its stated maturity. As of December 31, 2025, the fund had a dollar-weighted average effective portfolio maturity of 2.29 years.The fund invests primarily in investment grade municipal securities (securities within the top four credit rating categories) and up to 20% of total assets in the fourth highest credit rating category or, if unrated, determined by the Advisor to be of similar quality. The fund may invest up to 20% of total assets in high yield debt securities (commonly referred to as junk bonds), which are those rated below the fourth highest rating category (i.e., grade BB/Ba and below), or, if unrated, determined by the Advisor to be of similar quality. Compared to investment-grade debt securities, junk bonds generally pay higher yields, have higher volatility and higher risk of default on payments of interest or principal. The fund may invest more than 25% of total assets in private activity and industrial development bonds if the interest paid on them is exempt from regular federal income tax. The fund may invest up to 20% of total assets in certain taxable securities to maintain liquidity. The fund may also purchase securities on a when-issued basis.Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities that pay interest exempt from regular federal income tax. Derivatives instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.The fund may use forward delivery bonds, which are bonds priced on a determined date but that are not issued and settled until a later period (ranging from several weeks to more than a year). Forward delivery bonds with settlement dates greater than 35 days are treated as derivatives by the fund and are subject to the fund's policies and procedures with respect to derivatives. Forward delivery bonds with settlement dates greater than 35 days generally are used for non-hedging purposes to seek to enhance potential gains.Management process. Portfolio management looks for securities that appear to offer the best opportunity to meet the fund's objective. In making its buy and sell decisions, portfolio management typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market. When evaluating any individual security and its issuer, portfolio management may consider a number of factors including the security’s credit quality and terms, such as coupon, maturity date and call date, as well as the issuer’s capital structure, leverage, and ability to meet its current obligations. In addition, portfolio management looks to exploit any inefficiencies between intrinsic value and trading price and focuses on identifying individual bonds that may add above-market value, with sector weightings as a secondary consideration. Portfolio management generally also considers financially material environmental, social, and governance (ESG) factors, when available. Such factors may include, but are not limited to, exposure to climate change risks, income levels and unemployment data, and an issuer’s governance structure and practices.